Schedule of Convertible Preferred Stock - Summary of Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	5,000,000	5,000,000	135,816,462	68,905,248
Convertible preferred stock, shares outstanding	0		120,648,174	68,905,247
Convertible preferred stock, Carrying Value			$ 57,497	$ 29,647
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			22,000,000	22,000,000
Convertible preferred stock, shares outstanding			22,000,000	22,000,000
Convertible preferred stock, liquidation preference per share			$ 0.45	$ 0.45
Convertible preferred stock, Carrying Value			9,900	9,900
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			46,425,950	46,905,248
Convertible preferred stock, shares outstanding			44,425,953	46,905,247
Convertible preferred stock, liquidation preference per share			$ 0.45	$ 0.45
Convertible preferred stock, Carrying Value			18,631	19,747
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			36,444,444
Convertible preferred stock, shares outstanding			36,444,444
Convertible preferred stock, liquidation preference per share			$ 0.56
Convertible preferred stock, Carrying Value			19,301
Series D-1 Preferred [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			17,777,777
Convertible preferred stock, shares outstanding			17,777,777
Convertible preferred stock, liquidation preference per share			$ 0.56
Convertible preferred stock, Carrying Value			$ 9,665
Series D-2 Preferred [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized			13,168,291
Convertible preferred stock, liquidation preference per share			$ 0.76